AllianceBernstein Multi-Manager Select 2055 Fund
AllianceBernstein Multi-Manager Select 2055 Fund
INVESTMENT OBJECTIVE
The Fund's investment objective is to seek the highest total return (total return includes capital appreciation and income) over time consistent with its asset mix.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge reductions if you and members of your family invest, or agree to invest in the future, at least $100,000 in AllianceBernstein Mutual Funds. More information about these and other discounts is available from your financial intermediary and in Investing in the Funds--Sales Charge Reduction Programs for Class A Shares on page 63 of this Prospectus and in Purchase of Shares--Sales Charge Reduction Programs for Class A Shares on page 84 of the Fund's Statement of Additional Information ("SAI").
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees AllianceBernstein Multi-Manager Select 2055 Fund	Class A Shares		Class C Shares		Advisor Class Shares	Class R Shares	Class K Shares	Class I Shares	Class Z Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.25%		none		none	none	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	none	[1]	1.00%	[2]	none	none	none	none	none
Exchange Fee	none		none		none	none	none	none	none
[1]	Purchases of Class A shares in amounts of $1,000,000 or more, or by certain group retirement plans, may be subject to a 1%, 1-year contingent deferred sales charge ("CDSC"), which may be subject to waiver in certain circumstances.
[2]	For Class C shares the CDSC is 0% after the first year.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses AllianceBernstein Multi-Manager Select 2055 Fund		Class A	Class C	Advisor Class	Class R	Class K	Class I	Class Z
Management Fees		0.15%	0.15%	0.15%	0.15%	0.15%	0.15%	0.15%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	none	0.50%	0.25%	none	none
Other Expenses: Transfer Agent		0.11%	0.13%	0.11%	0.26%	0.20%	0.12%	0.02%
Other Expenses		0.28%	0.28%	0.28%	0.28%	0.28%	0.28%	0.28%
Total Other Expenses	[1]	0.39%	0.41%	0.39%	0.54%	0.48%	0.40%	0.30%
Acquired Fund Fees and Expenses (Underlying Funds)	[1]	0.68%	0.68%	0.68%	0.54%	0.68%	0.68%	0.68%
Total Annual Fund Operating Expenses		1.47%	2.24%	1.22%	1.87%	1.56%	1.23%	1.13%
Fee Waiver and/or Expense Reimbursement	[2]	(0.32%)	(0.34%)	(0.32%)	(0.47%)	(0.41%)	(0.33%)	(0.23%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		1.15%	1.90%	0.90%	1.40%	1.15%	0.90%	0.90%
[1]	Total Other Expenses and Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.
[2]	The Adviser has contractually agreed to waive its management fees and/or to bear expenses of the Fund through October 27, 2015 to the extent necessary to prevent the Fund's operating expenses (less acquired fund fees and expenses, interest expense, taxes, extraordinary expenses, and brokerage commissions and other transaction costs), on an annualized basis, from exceeding .44%, 1.19%, .19%, .69%, .44%, .19% and .19% of average daily net assets, respectively, for Class A, Class C, Advisor Class, Class R, Class K, Class I and Class Z shares ("expense limitations"). Any fees waived and expenses borne by the Adviser may be reimbursed by the Fund until the end of the third fiscal year after the fiscal period in which the fee was waived or the expense was borne, provided that no reimbursement payment will be made that would cause the Fund's operating expenses to exceed the expense limitations.

Examples
The Examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, that the Fund's operating expenses stay the same and that the fee waiver is in effect only for the first year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example AllianceBernstein Multi-Manager Select 2055 Fund (USD $)	Class A	Class C	Advisor Class	Class R	Class K	Class I	Class Z
After 1 Year	537	193	92	143	117	92	92
After 3 Years	840	668	356	542	452	358	336

For the share class listed below, you would pay the following expenses if you did not redeem your shares at the end of the period:
Expense Example, No Redemption (USD $)	AllianceBernstein Multi-Manager Select 2055 Fund Class C
After 1 Year	93
After 3 Years	668

Portfolio Turnover
The Fund (or an Underlying Fund) pays transaction costs, such as commissions, when it buys or sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These transaction costs, which are not reflected in the Annual Fund Operating Expenses or in the Examples, affect the Fund's performance.
PRINCIPAL STRATEGIES
The Fund seeks the highest total return over time consistent with its asset mix. Total return includes capital growth and income. To achieve its investment objective, the Fund will focus its investments while minimizing short term risks on a combination of AllianceBernstein mutual funds and mutual funds and exchange-traded funds managed by unaffiliated third parties ("Underlying Funds") representing a variety of asset classes and investment styles. The Fund invests in the Underlying Funds in accordance with its target portfolio allocation. In order to implement the Fund's investment strategies, Morningstar Associates, LLC ("Morningstar"), the Fund's sub-adviser, will select Underlying Funds within each asset class for investment by the Fund from among AllianceBernstein Funds and funds offered by certain fund complexes specified by the Adviser. The Adviser has directed Morningstar to typically select Underlying Funds so that a target of 33% but no more than 40% of the portfolio is invested in AllianceBernstein mutual funds.

The Fund is managed to the specific year of planned retirement included in its name (the "retirement date"). The Fund's asset mix will become more conservative, with an increasing exposure to investments in fixed-income securities and short-term bonds, each year until reaching the year approximately fifteen years after the retirement date. At that time, the Fund will no longer be managed to become more conservative each year, although the Adviser may continue to vary the relative weightings of the Fund's asset classes as described below. This strategy reflects the objective of pursuing the maximum amount of total return, consistent with a reasonable amount of risk, during the investor's pre-retirement and early retirement years. After retirement date of the Fund, the Fund's investment mix anticipates that an investor may take withdrawals from his or her account to provide supplemental retirement income and seeks to minimize the likelihood that an investor in the Fund experiences a significant loss of capital at a more advanced age.

The Fund will allocate its investments in Underlying Funds that invest in the following asset classes: equities, equity diversifiers, inflation sensitive, fixed-income diversifiers and fixed-income securities (including, high income bonds and bonds). The Fund may also invest directly in investments in each asset class.

The Fund's initial asset mix will be approximately 84% equity securities, 7% equity diversifiers, 5% fixed-income securities and 5% inflation sensitive instruments. For these purposes, inflation sensitive instruments include funds focused on real estate securities, commodities and inflation-protected securities, and equity diversifiers include funds engaged in certain alternative strategies that seek reduced volatility and limited correlation with equity markets such as equity long/short funds. The Fund's investments in fixed income and equity asset classes may include U.S. and non-U.S. securities. The Adviser will vary the relative weightings of the Fund's asset classes in light of market conditions and forecasts, but usually by not more than plus/minus 10%. Appreciation and/or depreciation of the Underlying Funds representing various asset classes may cause the relative weightings to vary by more than 10%, and during adverse market conditions the Adviser may cause the relative weightings to be more than 10% more conservative than the typical asset mix for that point in time.

In making asset allocation decisions, the Adviser will use its proprietary dynamic asset allocation process ("DAA"). DAA comprises a series of analytical and forecasting tools employed by the Adviser to gauge fluctuations in the risk/return profile of various asset classes. DAA will aim to adjust the Fund's investment exposure in changing market conditions and thereby reduce overall portfolio volatility by mitigating the effects of market fluctuations, while preserving consistent long-term return potential. For example, the Adviser may seek to reduce the Fund's risk exposure to one or more asset classes when the DAA process suggests that market risks relevant to those asset classes are rising but return opportunities are declining. The Adviser expects to pursue this process for the Fund primarily by adjusting Underlying Fund investments.

The following chart illustrates how the asset mix of the Fund will vary over time. In general, the asset mix of the Fund will gradually shift from one comprised largely of Underlying Funds that emphasize investments in equities to one that is comprised of a mixture of Underlying Funds that invest in fixed-income securities (including short-duration bonds) and equities.
            [THE FOLLOWING TABLES WERE DEPICTED AS GLIDE PATH CHARTS
                            IN THE PRINTED MATERIAL]

                                         Years Before Retirement
                                         -----------------------
                           40     35     30     25     20     15     10      5
                          ------------------------------------------------------
Equities                  83.5%  83.5%  83.0%  82.5%  75.5%  66.2%  56.9%  48.6%
Equity Diversifiers        7.0%   7.0%   7.0%   7.0%   7.0%   6.3%   5.6%   4.9%
Inflation Sensitive        4.5%   4.5%   5.0%   5.5%   7.5%   8.5%  13.5%  18.0%
Fixed-Income Diversifiers  0.0%   0.0%   0.0%   0.0%   0.0%   2.1%   2.8%   3.5%
Fixed-Income               5.0%   5.0%   5.0%   5.0%  10.0%  16.9%  21.2%  25.0%

                                    Retirement Age   Years After Retirement
                                    --------------   ----------------------
                                          0             5            15
                                    ---------------------------------------
Equities                                41.5%         35.9%         24.5%
Equity Diversifiers                      3.5%          2.1%          0.0%
Inflation Sensitive                     23.0%         22.5%         21.5%
Fixed-Income Diversifiers                4.9%          4.9%          3.5%
Fixed-Income                            27.1%         34.6%         50.5%

PRINCIPAL RISKS
The value of your investment in the Fund will change with changes in the values of the Fund's investments in the Underlying Funds. There is no assurance that the Fund will provide an investor with adequate income at or through retirement.
  Market Risk: The value of the Fund's investments will fluctuate as the stock or bond market fluctuates. The value of its investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events that affect large portions of the market. It includes the risk that a particular style of investing may be underperforming the stock market generally.
  Allocation Risk: The allocation of investments among the Underlying Funds' different investment styles, such as equity or debt securities, or U.S. or non-U.S. securities, may have a more significant effect on the Fund's net asset value ("NAV") when one of these investments is performing more poorly than the other. There is no assurance that allocation decisions will result in the desired effects. Subjective decisions made by the Adviser and/or Morningstar may cause the Fund to incur losses or to miss profit opportunities on which it might otherwise have capitalized. The limited universe of Underlying Funds and the requirement that a specified percentage of Fund assets be invested in AllianceBernstein mutual funds as noted above may adversely affect Fund performance.
  Interest Rate Risk: Changes in interest rates will affect the value of the Fund's investments in Underlying Funds that invest in fixed-income securities. When interest rates rise, the value of investments in fixed-income securities tends to fall and this decrease in value may not be offset by higher income from new investments. Interest rate risk is generally greater for fixed-income securities with longer maturities or durations.
  Credit Risk: An issuer or guarantor of a fixed-income security, or the counterparty to a derivatives or other contract, may be unable or unwilling to make timely payments of interest or principal, or to otherwise honor its obligations. The issuer or guarantor may default, causing a loss of the full principal amount of a security. The degree of risk for a particular security may be reflected in its credit rating. There is the possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may adversely affect the value of the security. Investments by Underlying Funds in fixed-income securities with lower ratings are subject to a higher probability that an issuer will default or fail to meet its payment obligations.
  Inflation Risk: This is the risk that the value of assets or income from the Fund's investments in the Underlying Funds will be less in the future as inflation decreases the value of money. As inflation increases, the value of each Underlying Fund's assets can decline as can the value of that Underlying Fund's distributions.
  Foreign (Non-U.S.) Risk: Investments in non-U.S. issuers by Underlying Funds may involve more risk than investments in U.S. issuers. These securities may fluctuate more widely in price and may be less liquid due to adverse market, economic, political, regulatory or other factors.
  Emerging Market Risk: Investments by Underlying Funds in emerging market countries may involve more risk than investments in other foreign countries because the markets in emerging market countries are less developed and less liquid as well as subject to increased economic, political, regulatory and other uncertainties.
  Currency Risk: Fluctuations in currency exchange rates may negatively affect the value of the Fund's investments or reduce its returns.
  Capitalization Risk: Investments in small- and mid-capitalization companies by Underlying Funds tend to be more volatile than investments in large-capitalization companies. Investments in small-capitalization companies may have additional risks because these companies often have limited product lines, markets, or financial resources.
  Derivatives Risk: Derivatives may be illiquid, difficult to price, and leveraged so that small changes may produce disproportionate losses, and may be subject to counterparty risk to a greater degree than more traditional investments.
  Leverage Risk: Borrowing money or other leverage may make an Underlying Fund's investments more volatile because leverage tends to exaggerate the effect of any increase or decrease in the value of its investments. An Underlying Fund may create leverage through the use of certain portfolio management techniques such as reverse repurchase agreements or forward commitments, or by borrowing money.
  Diversification Risk: The Fund may have more risk because it is "non-diversified", meaning that it can invest more of its assets in a smaller number of issuers.
  Management Risk: The Fund is subject to management risk because it is an actively-managed investment fund. The Adviser and Morningstar will apply their investment techniques and risk analyses in making investment decisions for the Fund, but there is no guarantee that their techniques will produce the intended results.
As with all investments, you may lose money by investing in the Fund.
BAR CHART AND PERFORMANCE INFORMATION
No performance information is available for the Fund because it has not yet been in operation for a full calendar year.